Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Detailed information about property, plant and equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream and Refining	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2018	$67,007	$7,321	$5,471	$43,147	$441	$435	$123,822
Additions	2,613	349	233	2,154	10	34	5,393
Acquisition of Devon assets	3,325	—	—	—	—	—	3,325
Transfers from E&E assets	219	—	—	—	—	—	219
Derecognitions (1)	(537)	—	(1,515)	(285)	—	(3)	(2,340)
Foreign exchange adjustments and other	—	(374)	(256)	—	—	—	(630)
At December 31, 2019	72,627	7,296	3,933	45,016	451	466	129,789
Additions/Acquisitions	1,789	104	94	1,328	6	19	3,340
Transfers from E&E assets	194	—	—	—	—	—	194
Derecognitions	(521)	(3)	—	(634)	—	—	(1,158)
Disposals	(92)	—	—	—	—	—	(92)
Foreign exchange adjustments and other	—	(114)	(64)	—	—	—	(178)
At December 31, 2020	$73,997	$7,283	$3,963	$45,710	$457	$485	$131,895

Accumulated depletion and depreciation
At December 31, 2018	$43,881	$5,735	$4,203	$4,981	$138	$325	$59,263
Expense	3,215	256	214	1,564	15	23	5,287
Derecognitions (1)	(537)	—	(1,515)	(285)	—	(3)	(2,340)
Foreign exchange adjustments and other	18	(279)	(190)	(13)	—	—	(464)
At December 31, 2019	46,577	5,712	2,712	6,247	153	345	61,746
Expense	3,676	247	161	1,668	15	25	5,792
Derecognitions	(521)	(3)	—	(634)	—	—	(1,158)
Disposals	(63)	—	—	—	—	—	(63)
Foreign exchange adjustments and other	(28)	(103)	(51)	8	—	—	(174)
At December 31, 2020	$49,641	$5,853	$2,822	$7,289	$168	$370	$66,143

Net book value
- at December 31, 2020	$24,356	$1,430	$1,141	$38,421	$289	$115	$65,752
- at December 31, 2019	$26,050	$1,584	$1,221	$38,769	$298	$121	$68,043
(1)Following demobilization of the FPSO at the Olowi field, Gabon in 2019, the Company derecognized property, plant and equipment and associated accumulated depletion and depreciation of $1,515 million.

Summary of net assets acquired and liabilities assumed
The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$750
Exploration and evaluation assets	15
Other long-term assets	204
Long-term debt	(397)
Asset retirement obligations	(13)
Other long-term liabilities	(442)
Deferred tax asset	211
Net assets acquired	328
Less: cash consideration	111
Gain on acquisition (1)	$217
(1) Gain on acquisition of $217 million represents the excess of the fair value of the net assets acquired compared with the total purchase consideration.
The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$3,325
Exploration and evaluation assets	91
Inventory, prepaids and other long-term assets	195
Accrued liabilities	(21)
Asset retirement obligations	(178)
Net assets acquired	$3,412